Goodwill and Other Intangible Assets	12 Months Ended
Jun. 30, 2014
Goodwill and Other Intangible Assets

6. Goodwill and Other Intangible Assets

Intangible assets consist of the following:

	2014
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Life Years
Contract rights	$67,627	$(22,868)	$44,759	14
Covenants not to compete	14,995	(14,952)	43	—
Tradenames	22,918	—	22,918	None (Indefinite Life)

Total	$105,540	$(37,820)	$67,720

	2013
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Life Years
Contract rights	$66,142	$(19,700)	$46,442	14
Covenants not to compete	15,015	(14,625)	390	1
Trade names	22,979	—	22,979	None (Indefinite Life)

Total	$104,136	$(34,325)	$69,811

Estimated annual amortization expense for intangibles assets is as follows:

Year ending June 30,
2015	$3,303
2016	3,292
2017	3,283
2018	3,279
2019	3,279

$16,436

The following table represents the changes in the carrying amount of goodwill for the years ended June 30, 2014 and 2013 (see Note 7):

Balance as of June 30, 2012	$142,690

Goodwill related to the finalization of purchase accounting for 2012 acquisitions	(2,983)
Foreign currency effects on Goodwill	(1,395)

Balance as of June 30, 2013	$138,312

Goodwill related to current year acquisitions	3,360
Goodwill reduction related to prior acquisition	(1,826)
Foreign currency effects on Goodwill	(688)

Balance as of June 30, 2014	$139,158